SHARE CAPITAL (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 1,701	$ 1,619
Share-based payments	2,556	2,316
Mineral Properties [Member]
Statement [Line Items]
Statements of Financial Position: share-based payments	855	697
General and Administration
Statement [Line Items]
Statements of Net Loss: share-based payments	1,084	936
Exploration and Evaluation
Statement [Line Items]
Statements of Net Loss: share-based payments	32	17
Investor Relations and Marketing
Statement [Line Items]
Statements of Net Loss: share-based payments	193	254
Corporate Development and Due Diligence
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 391	$ 412